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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2012

Check here if Amendment [X]; Amendment Number: 1

    This Amendment (Check only one.):  [_] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BURGUNDY ASSET MANAGEMENT LTD.

Address:  181 BAY STREET, SUITE 4510
          BAY WELLINGTON TOWER, BROOKFIELD PLACE
          TORONTO, ONTARIO   M5J 2T3

Form 13F File Number:  28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     KATHLEEN TAYLOR

Title:    CHIEF COMPLIANCE OFFICER

Phone:    (416) 868-3592

Signature, Place, and Date of Signing:

   /s/ Kathleen Taylor      Toronto, Ontario Canada       November 20, 2012
-------------------------  -------------------------  -------------------------
     Kathleen Taylor            [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name
     28-__________________    __________________________________
     [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:           1

Form 13F Information Table Value Total:       1,758
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                          TITLE OF               VALUE   SHRS OR                    INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER            CLASS      CUSIP      (x1000)  PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
Argo Group International
  Holdings Ltd.           COM      G0464B 10 7  1758     54278    SH                SOLE                   54278             0
                                   TOTAL        1758                                            COUNT          1